Leases (Schedule of Future Minimum Contractual Lease Income) (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Contractual Lease Income [Table Text Block]

Amount
2013	173,948
2014	113,805
2015	97,123
2016	80,412
2017	80,192
2018 and thereafter	173,634

$719,114